Common Shares	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Common Shares

6. Common Shares

Year Ended December 31, 2016

(a)	On January 11, 2016, the Company issued 15,000,000 common shares at $0.01 per share for proceeds of $150,000, which were received during the year ended December 31, 2015. In connection with the share issuance, the Company incurred share issuance costs of $10,000.
(b)	On February 4, 2016, the Company issued 5,000,000 common shares to a director at $0.01 per share for proceeds of $50,000.
(c)	On September 16, 2016, the Company issued 800,000 common shares with a fair value of $10,480 as part of the convertible debt entered on September 13, 2016.
(d)	On October 27, 2016, the Company issued 35,000,000 common shares with a fair value of $397,125 to directors of the Company as director's fee.
(e)	On October 27, 2016, the Company issued 17,500,000 common shares with a fair value of $197,500 for consulting services.
(f)	On October 27, 2016, the Company issued 1,500,000 common shares with a fair value of $16,500 for legal services.
(g)	During the year ended December 31, 2016, the Company issued an aggregate of 39,966,876 common shares with a fair value of $540,412 upon the conversion of $165,636 of convertible notes payable and accrued interest.

Year Ended December 31, 2015

(h)	On February 2, 2015, the Company issued 10,000,000 common shares at $0.01 per share for proceeds of $100,000.
(i)	On February 2, 2015, the Company issued 500,000 common shares for services provided with a fair value of $5,900. The fair value of the shares was determined by using the end of day trading price of the Company’s common shares on the date of the agreement.
(j)	On March 20, 2015, the Company issued 5,000,000 common shares at $0.01 per share for proceeds of $50,000.
(k)	During the year ended December 31, 2015, the Company issued an aggregate of 23,944,123 common shares upon the conversion of $442,282 of convertible notes payable and accrued interest.

Year Ended December 31, 2014

(l)	On May 19, 2014, the Company issued 69,000,000 common shares for proceeds of $100,000 pursuant to the December 13, 2013 shares exchange agreement with Eurogas, Inc., as amended on January 13 and May 13, 2014.
(m)	During the year ended December 31, 2014, the Company issued an aggregate of 2,000,000 common shares for services provided. The fair value of the shares issued of $88,190 was determined by using the end of day trading price of the Company’s common shares on the dates of the agreements.
(n)	During the year ended December 31, 2014, the Company issued an aggregate of 18,427,675 common shares upon the conversion of $683,856 of convertible notes payable and accrued interest.